Document And Entity Information	6 Months Ended
Dec. 31, 2019
Document And Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	Hailiang Education Group Inc.
Entity Central Index Key	0001596964
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2
Amendment Flag	false